                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Insured Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

TRUST FOR INSURED MUNICIPALS
SYMBOL: VIM
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (1/24/92)             6.47%         6.46%

10-year                               4.98          5.11

5-year                                2.44          1.76

1-year                               -7.22         -1.98

6-month                              -5.06         -0.18
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance. Insured bond issuance declined as well.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mainly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       -5.06%       -0.18%             1.47%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the period under review was difficult for the municipal bond market overall, the insured sector in particular struggled as the credit rating downgrades of various monoline bond insurers put considerable pressure on prices. Rising rates in the intermediate and long portions of the municipal yield curve further hindered the performance of these more interest-rate sensitive securities. These factors were the primary contributors to the Trust's underperformance relative to the Lehman Brothers Municipal Bond Index as the Trust maintained its approximate 85 percent allocation to insured bonds whereas the benchmark contains no insured bonds. Given the credit downgrades of certain insurers, we believed it was prudent to purchase additional insurance on various bonds held in the portfolio. We bought this insurance as a precautionary measure from a company that has not been downgraded; the underlying AAA credit quality of the reinsured bonds in our view remains intact.

Over the course of the period we continued with our efforts to enhance the Trust's yield through various strategies. One of these was to maintain an approximate 15 percent allocation to uninsured--yet still investment grade--securities. (The Trust can invest up to 20 percent of assets in such securities.) Many of these were held in the form of inverse floating-rate securities* in the tobacco, health care, and housing sectors. Although these higher-yielding securities served to enhance the Trust's income and diversification, spread widening in all three sectors hurt their performance. Additionally,

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

we continued to focus on the long end of the municipal yield curve, favoring bonds with maturities of 25 years or more for their higher yields, which led to a longer duration (a measure of interest-rate sensitivity) for the Trust. To reduce that duration somewhat, we used a Treasury futures hedge for much of the period. Unfortunately, rising rates on the long end of the curve coupled with the Treasury market rally caused this positioning to detract from performance. We did, however, consequently unwind the hedge prior to the end of the reporting period.

The Trust's holdings in the transportation sector, and airports in particular, also held back performance. Record oil and gas prices posed significant challenges for airlines and while airports themselves have not been directly affected, the impact was felt across all transportation-related industries, causing spreads to widen.

Holdings in other sectors, however, contributed positively to performance. The Trust held an overweight to education bonds, which was beneficial given the sector's favorable performance during the period. Additionally, allocations to multi-family housing and resource recovery bonds enhanced performance, as did pre-refunded bonds which were the largest contributor to returns as these short-maturity securities benefited from falling rates on the short end of the yield curve.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATIONS AS OF 4/30/08
AAA/Aaa                                                          61.9%
AA/Aa                                                             8.6
A/A                                                              22.7
BBB/Baa                                                           6.8

TOP FIVE SECTORS AS OF 4/30/08
Hospital                                                         24.1%
Airports                                                         13.9
Public Education                                                  7.2
General Purpose                                                   6.2
Public Buildings                                                  5.0

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
California                                                       11.9%
Texas                                                            10.7
Illinois                                                          9.5
Florida                                                           8.7
Kentucky                                                          8.5
Colorado                                                          5.9
Ohio                                                              4.5
South Carolina                                                    4.0
Missouri                                                          3.0
Alabama                                                           2.9
Indiana                                                           2.9
Michigan                                                          2.1
Puerto Rico                                                       2.1
Pennsylvania                                                      2.0
Washington                                                        1.7
Utah                                                              1.7
North Carolina                                                    1.7
South Dakota                                                      1.5
Connecticut                                                       1.4
Nevada                                                            1.3
Hawaii                                                            1.2
Georgia                                                           1.1
Nebraska                                                          1.1
New York                                                          1.1
Wisconsin                                                         1.0
Massachusetts                                                     0.9
West Virginia                                                     0.8
Tennessee                                                         0.8
District of Columbia                                              0.8
Louisiana                                                         0.7
Rhode Island                                                      0.6
Virginia                                                          0.5
Oklahoma                                                          0.5
New Jersey                                                        0.3
Arizona                                                           0.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
(continued from previous page)
Delaware                                                          0.2
Minnesota                                                         0.1
Oregon                                                            0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

PORTFOLIO MANAGEMENT CHANGES

       Van Kampen Trust for Insured Municipals is managed by members of the Adviser's Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust's portfolio are Robert W. Wimmel, William Black, and Mark Paris, each an Executive Director of the Adviser.

       Mr. Wimmel has been associated with the Adviser in an investment management capacity since 1996 and began managing the Trust in November 2001. Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Trust in December 2007. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Trust in May 2008.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  207.6%
           ALABAMA  6.2%
$    915   Alabama Drinking Wtr Fin Auth Revolving Fd Ln
           Ser A (AMBAC Insd).............................. 5.125%   08/15/16   $    963,202
   1,380   Alabama Drinking Wtr Fin Auth Revolving Fd Ln
           Ser A (AMBAC Insd).............................. 5.250    08/15/18      1,445,246
     525   Bessemer, AL Governmental Util Svcs Corp Wtr
           Supply Rev Rfdg Ser A (AGL Insd) (a)............ 5.000    06/01/39        524,317
   1,480   Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (MBIA
           Insd) (AMT)..................................... 5.600    12/01/20      1,509,482
   2,620   Montgomery, AL Arpt Auth Arpt (Radian Insd)
           (b)............................................. 5.375    08/01/32      2,614,472
   1,200   Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
           Proj (MBIA Insd) (b)............................ 5.000    03/01/26      1,243,188
                                                                                ------------
                                                                                   8,299,907
                                                                                ------------
           ARIZONA  0.4%
     580   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
           Irvington Proj Tucson Rfdg Ser A (FSA Insd)..... 7.250    07/15/10        598,299
                                                                                ------------

           CALIFORNIA  24.9%
   1,715   Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys
           Impt Proj (AMBAC Insd).......................... 5.000    08/01/36      1,719,476
   2,000   Bay Area Toll Auth CA Toll Brdg Rev San
           Francisco Bay Area Ser A (AMBAC Insd) (c) (d)... 6.500    04/01/39      2,000,000
     200   California St Dept Wtr Res Wtr Rev Cent Vy Proj
           Ser AE (a)...................................... 5.000    12/01/24        211,856
     225   California St Dept Wtr Res Wtr Rev Cent Vy Proj
           Ser AE (a)...................................... 5.000    12/01/25        237,393
     225   California St Dept Wtr Res Wtr Rev Cent Vy Proj
           Ser AE (a)...................................... 5.000    12/01/26        236,455
     150   California St Dept Wtr Res Wtr Rev Cent Vy Proj
           Ser AE (a)...................................... 5.000    12/01/27        157,013
     225   California St Dept Wtr Res Wtr Rev Cent Vy Proj
           Ser AE (a)...................................... 5.000    12/01/28        234,587
   3,100   California St Pub Wks Brd Lease Rev Office
           Emergency Svc Ser A (FGIC Insd)................. 5.000    03/01/32      3,099,783
   2,500   California St Purp (e).......................... 5.000    06/01/37      2,499,700
   2,400   California Statewide Cmnty Dev Auth Rev Insd Ser
           D (FSA Insd) (c) (d)............................ 4.150    04/01/32      2,400,000
   1,000   California Statewide Cmnty Dev Auth Rev Mtg
           Ridgecrest Regl Ser A (MBIA Insd)............... 5.000    02/01/37      1,005,810
   1,565   California Statewide Cmntys Pooled Fin Pgm Ser S
           (FSA Insd)...................................... 5.250    10/01/19      1,687,508
   3,390   Coachella, CA Redev Agy Tax Alloc Sub Merged
           Proj Areas Ser A (AMBAC Insd) (b)............... 5.250    09/01/36      3,435,426
   3,000   Fortuna, CA Pub Fin Auth Rev Escrow (AGL
           Insd)........................................... 5.000    11/01/38      3,063,720
   1,500   Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj
           Ser A (XLCA Insd)............................... 5.000    09/01/37      1,407,870

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$  3,000   Sacramento, CA City Fin Auth Rev Tax Alloc Ser A
           (FGIC Insd)..................................... 5.000%   12/01/34   $  2,868,210
   2,000   University CA Rev Ltd Proj Ser B (FSA Insd)..... 5.000    05/15/30      2,047,040
   2,500   West Sacramento, CA Fin Auth Spl Tax Rev Ser A
           (XLCA Insd)..................................... 5.000    09/01/26      2,560,350
   2,585   Woodland, CA Fin Auth Waste Wtr Rev Second Sr
           Lien (MBIA Insd)................................ 5.000    03/01/35      2,634,270
                                                                                ------------
                                                                                  33,506,467
                                                                                ------------
           COLORADO  12.4%
   1,075   Arkansas River Pwr Auth CO Impt (XLCA Insd)..... 5.000    10/01/43        999,567
   1,255   Colorado Ed & Cultural Fac Auth Rev Charter Sch
           Aurora Academy Proj (XLCA Insd) (b)............. 5.250    02/15/24      1,281,895
   2,500   Colorado Ed & Cultural Fac Auth Rev Rfdg Charter
           Sch Challenge Proj (CIFG Insd).................. 5.000    06/01/37      2,454,750
   1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Ser C-3
           (FSA Insd) (a).................................. 5.100    10/01/41      1,004,670
   1,200   Colorado Hlth Fac Auth Rev Catholic Hlth Ser C-5
           (FSA Insd) (a).................................. 5.000    09/01/36      1,205,628
   7,000   Denver, CO Convention Ctr Hotel Auth Rev Rfdg
           (XLCA Insd)..................................... 5.000    12/01/35      6,322,400
   3,500   Southlands Metro Dist No 1 CO Rfdg & Impt
           (Radian Insd)................................... 5.250    12/01/34      3,373,615
                                                                                ------------
                                                                                  16,642,525
                                                                                ------------
           CONNECTICUT  2.9%
   1,375   Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr
           Co CT Proj Rfdg (XLCA Insd) (AMT)............... 5.100    09/01/37      1,198,244
   2,955   Connecticut St Hsg Fin Auth Hsg Mtg Fin Pgm Sub
           Ser B-2-1 (AMBAC Insd) (AMT).................... 5.100    11/15/38      2,743,983
                                                                                ------------
                                                                                   3,942,227
                                                                                ------------
           DELAWARE  0.4%
     635   New Castle Cnty, DE Rev Newark Charter Sch Inc
           Proj............................................ 5.000    09/01/26        560,083
                                                                                ------------

           DISTRICT OF COLUMBIA  1.6%
   1,500   District Columbia Rev Multimodal Medlantic Ser C
           (FSA Insd) (c) (d).............................. 5.370    08/15/38      1,500,000
     250   District Columbia Wtr & Swr Auth Pub Util Rev
           Sub Lien Rfdg Ser A (AGL Insd).................. 5.000    10/01/29        256,320
     375   District Columbia Wtr & Swr Auth Pub Util Rev
           Sub Lien Rfdg Ser A (AGL Insd).................. 5.000    10/01/34        382,313
                                                                                ------------
                                                                                   2,138,633
                                                                                ------------
           FLORIDA  16.7%
   3,035   Auburndale, FL Wtr & Swr Rev (AMBAC Insd)....... 4.250    12/01/32      2,714,838
     230   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)........................................... 5.950    07/01/20        242,629
   1,000   Fort Lauderdale, FL Wtr & Swr Rev............... 5.000    09/01/32      1,024,450

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$  6,000   Highlands Cnty, FL Hlth Fac Rev Hosp Adventist
           Hlth Sys Ser B (AGL Insd) (c) (d)............... 4.250%   11/15/37   $  6,000,000
     250   Hillsborough Cnty, FL Aviation Auth Rev Ser A
           (AGL Insd) (AMT) (a)............................ 5.375    10/01/33        250,087
     550   Hillsborough Cnty, FL Aviation Auth Rev Ser A
           (AGL Insd) (AMT) (a)............................ 5.500    10/01/38        555,187
   1,200   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
           (CIFG Insd) (AMT)............................... 5.000    10/01/38      1,128,636
   4,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
           (FGIC Insd) (AMT)............................... 4.750    10/01/36      3,597,520
   2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
           (FGIC Insd) (AMT)............................... 5.375    10/01/27      2,008,880
     250   Miami-Dade Cnty, FL Hlth Fac Auth Hosp Rev Miami
           Childrens Hosp Proj B-2 (MBIA Insd) (c) (d)..... 5.190    08/01/34        250,000
   2,000   Pasco Cnty, FL Solid Waste Disp & Res Recovery
           Sys Rev (AMBAC Insd) (AMT) (f).................. 6.000    04/01/11      2,165,000
   1,500   Port Saint Lucie, FL Spl Assmt Rev Southwest
           Annexation Dist Ser 1-B (MBIA Insd)............. 5.000    07/01/33      1,518,615
   1,000   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg
           Seminole Proj A (AMBAC Insd) (a) (d)............ 5.350    03/15/42      1,003,990
                                                                                ------------
                                                                                  22,459,832
                                                                                ------------
           GEORGIA  2.3%
   1,150   Gwinnett Cnty, GA Hosp Auth Rev Antic Ctf
           Gwinnett Hosp Sys Proj Ser E (FSA Insd) (c)
           (d)............................................. 4.000    07/01/34      1,150,000
   2,000   Newton Cnty, GA Indl Dev Auth GPC Fndtn Real
           Estate Newton (CIFG Insd)....................... 5.000    06/01/34      1,976,920
                                                                                ------------
                                                                                   3,126,920
                                                                                ------------
           HAWAII  2.5%
   1,250   Hawaii St Dept Budget & Fin Spl Purp Rev
           Hawaiian Elec Co Proj Rfdg Ser D (AMBAC Insd)
           (AMT)........................................... 6.150    01/01/20      1,270,488
   2,000   Hawaii St Dept Budget & Fin Spl Purp Rev
           Hawaiian Elec Co Proj Ser C (AMBAC Insd)
           (AMT)........................................... 6.200    11/01/29      2,035,960
                                                                                ------------
                                                                                   3,306,448
                                                                                ------------
           ILLINOIS  19.9%
   1,000   Bartlett, IL Tax Increment Rev Rfdg Sr Lien
           Quarry Redev Proj............................... 5.600    01/01/23        962,660
     725   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32        193,017
   1,275   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)
           (Prerefunded @ 1/01/09).........................   *      01/01/32        360,391
   1,925   Chicago, IL Brd Ed Rfdg Ser C (FSA Insd)........ 5.000    12/01/27      1,998,535
  10,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien Ser B-2 (FSA Insd) (AMT) (e)............... 5.750    01/01/22     10,355,550
     155   Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)... 5.500    01/01/18        161,240
   4,020   Chicago, IL Proj Rfdg (FGIC Insd)............... 5.250    01/01/28      4,075,597

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$  1,120   Chicago, IL Proj Rfdg Ser C (FGIC Insd)......... 5.500%   01/01/40   $  1,149,870
   1,350   Chicago, IL Multi-Family Hsg Rev Paul G Stewart
           Phases I & II (FHA Gtd) (AMT)................... 4.900    03/20/44      1,202,526
   1,770   Glenwood, IL (FSA Insd) (b)..................... 5.375    12/01/30      1,839,756
   1,000   Illinois Ed Fac Auth Rev Robert Morris College
           (MBIA Insd)..................................... 5.800    06/01/30      1,001,550
   2,000   Illinois St First Ser 1 (FGIC Insd)............. 5.500    02/01/18      2,107,360
   1,260   Kendall, Kane & Will Cntys, IL (FGIC Insd)...... 5.500    10/01/12      1,356,806
                                                                                ------------
                                                                                  26,764,858
                                                                                ------------
           INDIANA  6.0%
   4,600   Indiana Hlth & Ed Fac Fin Auth Rev Ascension
           Hlth Sr Credit Ser B-6 (e)...................... 5.000    11/15/36      4,537,992
   1,800   New Albany Floyd Cnty, IN Sch Bldg Corp First
           Mtg Rfdg (FSA Insd)............................. 5.000    07/15/25      1,860,354
   1,750   Reid Hosp & Hlthcare Svc Inc Richmond Indiana
           Hosp Auth Reid Hosp Proj Ser C (FSA Insd) (c)
           (d)............................................. 4.230    01/01/45      1,750,000
                                                                                ------------
                                                                                   8,148,346
                                                                                ------------
           KENTUCKY  17.9%
  24,800   Louisville & Jefferson Cnty, KY Metro Govt Hlth
           Sys Rev Norton Hlthcare Inc. (e)................ 5.000    10/01/30     24,074,308
                                                                                ------------

           LOUISIANA  1.5%
     965   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
           Ser A (GNMA Collateralized) (AMT)............... 5.375    10/20/39        941,386
   1,000   Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev
           Ascension Parish Lib Proj (AMBAC Insd).......... 5.250    04/01/35      1,020,880
                                                                                ------------
                                                                                   1,962,266
                                                                                ------------
           MASSACHUSETTS  1.9%
   1,000   Massachusetts St Dev Fin Agy Wentworth Institute
           (AMBAC Insd) (c) (d)............................ 6.250    10/01/30      1,000,000
   1,500   Massachusetts St Hlth & Ed Fac Auth Rev
           Caregroup Ser C-2 (AMBAC Insd) (c) (d).......... 4.770    07/01/25      1,500,000
                                                                                ------------
                                                                                   2,500,000
                                                                                ------------
           MICHIGAN  4.5%
   1,000   Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/23      1,011,610
   3,000   Michigan Tob Settlement Fin Auth Tob Settlement
           Asset Sr Ser A.................................. 6.000    06/01/48      2,739,480
   1,000   Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
           Detroit Edison Co Rfdg Ser AA (FGIC Insd)....... 6.950    09/01/22      1,266,960
   1,000   Plymouth Canton, MI Cmnty Sch Dist (FGIC
           Insd)........................................... 5.000    05/01/28      1,019,720
                                                                                ------------
                                                                                   6,037,770
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           MINNESOTA  0.2%
$    100   Blue Earth Cnty, MN Econ Dev Auth Pub Proj Lease
           Rev Ser A (MBIA Insd)........................... 5.000%   12/01/27   $    103,461
     250   Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev
           Hlth Partners Oblig Grp Proj.................... 5.250    05/15/36        225,323
                                                                                ------------
                                                                                     328,784
                                                                                ------------
           MISSOURI  6.3%
   1,000   Missouri Jt Muni Elec Util Com Pwr Proj Rev Plum
           Point Proj (MBIA Insd).......................... 5.000    01/01/21      1,026,840
     480   Missouri St Hsg Dev Com Multi-Family Hsg
           Brookstone Ser A (AMT).......................... 6.000    12/01/16        483,187
     465   Missouri St Hsg Dev Com Multi-Family Hsg Truman
           Farm Ser A (FSA Insd) (AMT)..................... 5.750    10/01/11        468,213
   1,175   Nixa, MO Elec Sys Rev (XLCA Insd)............... 5.000    04/01/25      1,148,716
   2,750   Springfield, MO Pub Bldg Corp Leasehold Rev
           Springfield Branson Arpt Ser B (AMBAC Insd)
           (AMT) (e)....................................... 4.550    07/01/29      2,405,087
   3,350   Springfield, MO Pub Bldg Corp Leasehold Rev
           Springfield Branson Arpt Ser B (AMBAC Insd)
           (AMT) (e)....................................... 4.600    07/01/36      2,929,834
                                                                                ------------
                                                                                   8,461,877
                                                                                ------------
           NEBRASKA  2.3%
     985   Nebraska Inv t Fin Auth Multi-Family Rev Hsg
           Summit Club Apt Proj (AMT)...................... 5.700    10/01/12        995,815
   2,000   Nebraska Pub Pwr Dist Rev Gen Ser B (FSA
           Insd)........................................... 5.000    01/01/37      2,045,640
                                                                                ------------
                                                                                   3,041,455
                                                                                ------------
           NEVADA  2.7%
   4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
           Proj Ser A (AMBAC Insd) (AMT)................... 5.250    07/01/34      3,655,200
                                                                                ------------

           NEW JERSEY  0.7%
   1,000   New Jersey Hlthcare Fac Fin Auth Rev Saint
           Peters Univ Hosp Oblig.......................... 5.750    07/01/37        975,070
                                                                                ------------

           NEW YORK  2.2%
   3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
           Intl Arpt Term 6 (MBIA Insd) (AMT).............. 5.750    12/01/25      2,999,850
                                                                                ------------

           NORTH CAROLINA  3.5%
   1,585   Brunswick Cnty, NC Enterprise Ser A (FSA
           Insd)........................................... 5.250    04/01/24      1,654,486
   1,000   North Carolina Cap Fac Fin Agy Rev Duke Univ
           Proj Ser A...................................... 5.000    10/01/41      1,021,080
   2,000   North Carolina Med Care Commn Hlthcare Fac Rev
           Univ Eastn Carolina Ser A (AMBAC Insd) (c)
           (d)............................................. 4.500    12/01/28      2,000,000
                                                                                ------------
                                                                                   4,675,566
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           OHIO  9.3%
$  5,000   Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr
           Turbo Ser A-2................................... 5.875%   06/01/30   $  4,652,500
   2,500   Cuyahoga Falls, OH Ser 1 (FGIC Insd)............ 5.250    12/01/17      2,554,525
     175   Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr
           Dist Ser B (MBIA Insd).......................... 5.000    12/01/30        179,321
     775   Lorain Cnty, OH Hosp Rev Catholic Rfdg Ser C-1
           (FSA Insd) (a).................................. 5.000    04/01/24        794,026
     725   Lorain Cnty, OH Hosp Rev Fac Catholic Ser A (FSA
           Insd) (a)....................................... 5.000    02/01/24        742,799
     750   Lorain Cnty, OH Hosp Rev Fac Catholic Ser B (FSA
           Insd) (a)....................................... 5.000    02/01/24        768,412
   1,000   New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B
           (AMBAC Insd).................................... 5.500    10/01/17      1,070,470
   1,715   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
           A (FSA Insd).................................... 5.500    04/01/18      1,830,162
                                                                                ------------
                                                                                  12,592,215
                                                                                ------------
           OKLAHOMA  1.0%
   1,250   Tulsa, OK Arpt Impt Tr Gen Rev Ser A (FGIC Insd)
           (AMT)........................................... 6.000    06/01/20      1,402,413
                                                                                ------------

           OREGON  0.2%
     315   Jackson Cnty, OR Arpt Rev Ser A (XLCA Insd)..... 5.250    12/01/32        315,221
                                                                                ------------

           PENNSYLVANIA  4.1%
   2,000   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburg
           Mercy Hlth Sys Inc (AMBAC Insd) (f)............. 5.625    08/15/26      2,171,820
   1,000   Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle
           Hlth Sys Proj (FSA Insd) (c) (d)................ 4.250    05/15/29      1,000,000
   2,300   Philadelphia, PA Redev Auth Rev Neighborhood
           Transformation Ser A (FGIC Insd)................ 5.500    04/15/22      2,346,575
                                                                                ------------
                                                                                   5,518,395
                                                                                ------------
           RHODE ISLAND  1.2%
   1,500   Rhode Island Port Auth & Econ Dev Corp Arpt Rev
           Ser A (FSA Insd) (AMT).......................... 7.000    07/01/14      1,679,880
                                                                                ------------

           SOUTH CAROLINA  8.3%
   4,000   Dorchester Cnty, SC Sch Dist No 002 Installment
           Pur Rev Growth (AGL Insd)....................... 5.000    12/01/29      4,078,160
   2,310   Scago Ed Fac Corp Spartanburg Sch Dist No 3
           Spartanburg Cnty (XLCA Insd).................... 5.000    12/01/30      2,311,409
   1,000   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
           Palmetto Hlth Alliance Rfdg Ser A............... 6.250    08/01/31      1,015,950
   3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec
           & Gas Co Proj Ser B (AMBAC Insd) (AMT).......... 5.450    11/01/32      3,750,000
                                                                                ------------
                                                                                  11,155,519
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           SOUTH DAKOTA  3.0%
$  3,740   South Dakota Hsg Dev Auth Homeownership Mtg Ser
           E (AMT) (e)..................................... 4.625%   05/01/36   $  3,258,410
     845   South Dakota St Hlth & Ed Fac Auth Vocational Ed
           Pgm Ser A (AMBAC Insd).......................... 5.400    08/01/13        850,349
                                                                                ------------
                                                                                   4,108,759
                                                                                ------------
           TENNESSEE  1.6%
   2,150   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
           Covenant Hlth Sub Ser B-2 (AGL Insd) (c) (d).... 4.990    01/01/46      2,150,000
                                                                                ------------

           TEXAS  22.3%
   5,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
           Rfdg Ser A (FGIC Insd) (AMT).................... 5.500    11/01/31      4,928,650
   2,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
           Rfdg Ser A (FGIC Insd) (AMT).................... 5.875    11/01/17      2,042,200
   1,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
           Rfdg Ser A (FGIC Insd) (AMT).................... 5.875    11/01/18      1,526,340
   2,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
           Rfdg Ser A (MBIA Insd) (AMT).................... 5.500    11/01/33      2,003,760
   2,000   El Paso Cnty, TX Hosp Dist Ser A (AGL Insd)
           (a)............................................. 5.000    08/15/28      2,032,040
   1,350   El Paso Cnty, TX Hosp Dist Ser A (AGL Insd)
           (a)............................................. 5.000    08/15/37      1,356,372
   1,000   Fort Bend, TX Indpt Sch Dist Rfdg & Sch Bldg
           (PSF Gtd) (a)................................... 5.000    08/15/26      1,042,430
   1,000   Fort Bend, TX Indpt Sch Dist Rfdg & Sch Bldg
           (PSF Gtd) (a)................................... 5.000    08/15/27      1,039,090
   1,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
           Baylor College Med Ser A-3 (AMBAC Insd) (c)
           (d)............................................. 5.170    11/15/47      1,000,000
   1,925   Harris Cnty, TX Hlth Fac Dev Corp Rev Christus
           Hlth Ser A-3 (FSA Insd) (c) (d)................. 4.000    07/01/31      1,925,000
   2,025   Houston, TX Util Sys Rev Rfdg Comb First Lien
           Ser A (FSA Insd)................................ 5.000    11/15/36      2,074,369
   1,000   Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd)... 5.000    02/01/37      1,016,230
     500   Laredo, TX ISD Pub Fac Corp Lease Rev Ser A
           (AMBAC Insd).................................... 5.000    08/01/29        502,045
   1,000   Laredo, TX ISD Pub Fac Corp Lease Rev Ser C
           (AMBAC Insd).................................... 5.000    08/01/29      1,004,090
     500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
           Hlth Sys East TX................................ 5.500    02/15/32        462,545
   1,000   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg
           Cook Childrens Med Ctr Ser B (FSA Insd)......... 5.000    12/01/30      1,011,350
   5,000   Texas St Tpk Auth Cent TX Tpk First Tier Ser A
           (AMBAC Insd).................................... 5.500    08/15/39      5,129,600
                                                                                ------------
                                                                                  30,096,111
                                                                                ------------
           UTAH  3.6%
   5,000   Utah Hsg Corp Single-Family Mtg Rev Ser E-1
           (AMT) (e)....................................... 5.250    01/01/39      4,786,900
                                                                                ------------

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           VIRGINIA  1.1%
$  1,495   Harrisonburg, VA Redev & Hsg Auth Multi-Family
           Hsg Rev Greens of Salem Run Proj (AMT).......... 6.200%   04/01/17   $  1,508,963
                                                                                ------------

           WASHINGTON  3.7%
   2,000   Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
           Chelan Hydro Ser A (MBIA Insd) (AMT) (d)........ 5.600    01/01/36      2,007,940
   2,760   Spokane Cnty, WA Sch Dist No 363 (FGIC Insd).... 5.250    12/01/21      2,917,154
                                                                                ------------
                                                                                   4,925,094
                                                                                ------------
           WEST VIRGINIA  1.7%
   2,220   Wheeling, WV Wtrwks & Swr Sys Rev Comb Ser A
           (FSA Insd)...................................... 5.250    06/01/36      2,311,864
                                                                                ------------

           WISCONSIN  2.2%
   1,250   Wisconsin St Hlth & Ed Fac Auth Rev Ministry
           Hlth (FSA Insd)................................. 5.000    08/01/34      1,239,075
   1,610   Wisconsin St Rfdg Ser 3 (FGIC Insd)............. 5.250    05/01/22      1,692,770
                                                                                ------------
                                                                                   2,931,845
                                                                                ------------
           PUERTO RICO  4.4%
   5,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
           Rfdg Ser Y (FSA Insd) (e)....................... 6.250    07/01/21      5,905,775
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  207.6%
  (Cost $283,473,142)........................................................    279,595,645

TOTAL SHORT-TERM INVESTMENT  1.5%
  (Cost $2,000,000)..........................................................      2,000,000
                                                                                ------------

TOTAL INVESTMENTS  209.1%
  (Cost $285,473,142)........................................................    281,595,645

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (32.3%)
  (Cost ($43,455,000))
 (43,455)  Notes with interest rates ranging from 2.43% to 3.35% at April 30,
           2008 and contractual maturities of collateral ranging from 2021 to
           2039 (See Note 1) (g).............................................    (43,455,000)
                                                                                ------------

TOTAL NET INVESTMENTS  176.8%
  (Cost $242,018,142)........................................................    238,140,645

LIABILITIES IN EXCESS OF OTHER ASSETS  (9.9%)................................    (13,368,350)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (66.9%)..................    (90,095,194)
                                                                                ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $134,677,101
                                                                                ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d) Variable Rate Coupon

(e) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(f) Escrowed to Maturity

(g) Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2008.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $285,473,142).......................  $281,595,645
Receivables:
  Investments Sold..........................................     3,966,946
  Interest..................................................     3,539,689
Other.......................................................           504
                                                              ------------
    Total Assets............................................   289,102,784
                                                              ------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................    43,455,000
  Investments Purchased.....................................    20,054,532
  Custodian Bank............................................       301,168
  Investment Advisory Fee...................................        82,648
  Other Affiliates..........................................        11,948
Trustees' Deferred Compensation and Retirement Plans........       329,658
Accrued Expenses............................................        95,535
                                                              ------------
    Total Liabilities.......................................    64,330,489
Preferred Shares (including accrued distributions)..........    90,095,194
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $134,677,101
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($134,677,101 divided by
  9,645,820 shares outstanding).............................  $      13.96
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 9,645,820 shares issued and
  outstanding)..............................................  $     96,458
Paid in Surplus.............................................   142,472,068
Accumulated Undistributed Net Investment Income.............       426,864
Net Unrealized Depreciation.................................    (3,877,497)
Accumulated Net Realized Loss...............................    (4,440,792)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $134,677,101
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $224,677,101
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $  6,971,290
                                                              ------------
EXPENSES:
Interest and Residual Trust Expenses........................       787,945
Investment Advisory Fee.....................................       627,034
Preferred Share Maintenance.................................       124,462
Professional Fees...........................................        38,266
Accounting and Administrative Expenses......................        27,980
Reports to Shareholders.....................................        16,848
Custody.....................................................        15,742
Transfer Agent Fees.........................................        12,404
Registration Fees...........................................        10,514
Trustees' Fees and Related Expenses.........................         7,886
Depreciation in Trustees' Deferred Compensation Accounts....       (28,530)
Other.......................................................         9,476
                                                              ------------
    Total Expenses..........................................     1,650,027
    Investment Advisory Fee Reduction.......................       114,006
    Less Credits Earned on Cash Balances....................            70
                                                              ------------
    Net Expenses............................................     1,535,951
                                                              ------------
NET INVESTMENT INCOME.......................................  $  5,435,339
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   (243,268)
  Futures...................................................    (2,391,335)
                                                              ------------
Net Realized Loss...........................................    (2,634,603)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     4,905,826
  End of the Period.........................................    (3,877,497)
                                                              ------------
Net Unrealized Depreciation During the Period...............    (8,783,323)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(11,417,926)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (1,595,764)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ (7,578,351)
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,435,339        $ 10,380,822
Net Realized Loss.......................................      (2,634,603)         (1,452,955)
Net Unrealized Depreciation During the Period...........      (8,783,323)         (7,373,127)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,595,764)         (3,351,361)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................      (7,578,351)         (1,796,621)
Distributions to Common Shareholders:
  Net Investment Income.................................      (3,617,005)         (7,193,940)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (11,195,356)         (8,990,561)

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................          80,354                 -0-
Repurchase of Shares....................................      (1,264,964)         (1,107,929)
                                                            ------------        ------------
NET CHANGES IN NET ASSETS APPLICABLE TO
  COMMON SHARES FROM CAPITAL TRANSACTIONS...............      (1,184,610)         (1,107,929)
                                                            ------------        ------------
NET CHANGES IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     (12,379,966)        (10,098,490)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     147,057,067         157,155,557
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $426,864 and
  $204,294, respectively)...............................    $134,677,101        $147,057,067
                                                            ============        ============

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ (7,578,351)
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (68,654,905)
  Proceeds from Sales of Investments........................    61,363,745
  Net Sales of Short-Term Investments.......................     4,200,000
  Amortization of Premium...................................       231,771
  Accretion of Discount.....................................       (31,285)
  Net Realized Loss on Investments..........................       243,268
  Net Change in Unrealized Depreciation on Investments......     8,929,580
  Decrease in Variation Margin on Futures...................       397,000
  Increase in Interest Receivables and Other Assets.........      (368,791)
  Increase in Receivable for Investments Sold...............    (2,948,856)
  Decrease in Accrued Expenses and Other Payables...........       (42,862)
  Increase in Investments Purchased Payable.................    14,798,685
  Increase in Custodian Bank Payable........................       301,168
                                                              ------------
    Total Adjustments.......................................    18,418,518
                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    10,840,167
                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Repurchased Shares........................................    (1,293,809)
  Dividends Paid (Net of reinvested dividends of $80,354)...    (3,737,764)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................    (5,820,000)
                                                              ------------
  Net Cash Used for Financing Activities....................   (10,851,573)
                                                              ------------
NET DECREASE IN CASH........................................       (11,406)
Cash at the Beginning of the Period.........................        11,406
                                                              ------------
CASH AT THE END OF THE PERIOD...............................  $        -0-
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Period for Interest....................  $    787,945
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED OCTOBER 31,
                                                 APR. 30,    -----------------------------------------------------
                                                   2008       2007        2006         2005       2004      2003
                                                ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......  $ 15.11     $ 16.02   $    16.09   $    16.55   $ 16.37   $ 16.87
                                                 -------     -------   ----------   ----------   -------   -------
 Net Investment Income.........................     0.56(a)     1.06(a)      1.00(a)      1.03      1.02      1.07
 Net Realized and Unrealized Gain/Loss.........    (1.17)      (0.89)        0.24        (0.42)     0.36      0.00(f)
 Common Share Equivalent of Distributions Paid
   to Preferred Shareholders:
   Net Investment Income.......................    (0.17)      (0.34)       (0.25)       (0.20)    (0.09)    (0.08)
   Net Realized Gain...........................      -0-         -0-        (0.06)         -0-     (0.01)    (0.02)
                                                 -------     -------   ----------   ----------   -------   -------
Total from Investment Operations...............    (0.78)      (0.17)        0.93         0.41      1.28      0.97
Distributions Paid to Common Shareholders:
   Net Investment Income.......................    (0.37)      (0.74)       (0.74)       (0.87)    (0.95)    (1.08)
   Net Realized Gain...........................      -0-         -0-        (0.26)         -0-     (0.15)    (0.39)
                                                 -------     -------   ----------   ----------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.............  $ 13.96     $ 15.11   $    16.02   $    16.09   $ 16.55   $ 16.37
                                                 =======     =======   ==========   ==========   =======   =======

Common Share Market Price at End of the
 Period........................................  $ 13.94     $ 14.35   $    14.19   $    14.06   $ 15.22   $ 16.70
Total Return* (b)..............................   -0.18%**     6.31%        8.19%       -2.08%    -2.23%    13.12%
Net Assets Applicable to Common Shares at End
 of the Period (In millions)...................  $ 134.7     $ 147.1   $    157.2   $    157.9   $ 162.3   $ 160.3
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)..............    2.22%       2.34%        1.50%        1.19%     1.26%     1.25%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares* (c).......    7.85%       6.79%        6.32%        6.25%     6.29%     6.44%
Portfolio Turnover.............................      23%**       41%          32%          48%       25%       39%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)............    2.38%       2.49%          N/A          N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c).....    7.69%       6.64%          N/A          N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable to Common Shares (c)...............    1.08%       1.13%        1.26%        1.19%     1.26%     1.25%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net Assets
 Applicable Including Preferred Shares (c).....    0.66%       0.71%        0.80%        0.77%     0.81%     0.81%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)........    5.54%       4.60%        4.73%        5.05%     5.73%     5.94%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.............    3,600       3,600        3,600        3,600     3,600     3,600
Asset Coverage Per Preferred Share (e).........  $62,437     $65,924   $   68,720   $   68,895   $70,110   $69,554
Involuntary Liquidating Preference Per
 Preferred Share...............................  $25,000     $25,000   $   25,000   $   25,000   $25,000   $25,000
Average Market Value Per Preferred Share.......  $25,000     $25,000   $   25,000   $   25,000   $25,000   $25,000

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

N/A=Not Applicable

** Non-Annualized

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $15,063,952 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $1,942,078, which will expire according to the following schedule.

  AMOUNT                                                                    EXPIRATION
$  597,359 ............................................................  October 31, 2014
$1,344,719 ............................................................  October 31, 2015

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $239,697,994
                                                              ============
Gross tax unrealized appreciation...........................  $  4,190,879
Gross tax unrealized depreciation...........................    (5,748,228)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (1,557,349)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $       -0-
  Tax-exempt income.........................................   10,513,573
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $10,513,573
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $    -0-
Undistributed tax-exempt income.............................   797,875
Undistributed long-term capital gain........................       -0-

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $60,753,556 are held by the dealer trusts and serve as collateral for the $43,455,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the fiscal six months ended April 30, 2008 were $46,235,714 and 3.43%, respectively.

G. CREDIT EARNED ON CASH BALANCES During the six months ended April 30, 2008, the Trust's custody fee was reduced by $70 as a result of credit earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including preferred shares of the Trust. During the six months ended April 30, 2008, the Adviser waived $114,006 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $6,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $23,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations.

    Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     9,732,145           9,808,246
Shares Issued Through Dividend Reinvestment.............         5,967                 -0-
Shares Repurchased*.....................................       (92,292)            (76,101)
                                                             ---------           ---------
Ending Shares...........................................     9,645,820           9,732,145
                                                             =========           =========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 92,292 and 76,101 of its shares at an average discount of 7.27% and 5.85%, respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to the review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $68,654,905 and $61,363,745, respectively.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................     397
Futures Opened..............................................     370
Futures Closed..............................................    (767)
                                                                ----
Outstanding at April 30, 2008...............................     -0-
                                                                ====

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares (APS) in two series of 1,800 shares each. Dividends are cumulative and the dividend rates are generally reset every 28 days for both series through an auction process. Beginning on February 20, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 2.862%. During the six months ended April 30, 2008, the rates ranged from 2.646% to 5.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations. The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. On July 9 and July 8, 2008 the Trust intends to redeem 20% of each of its Series A and Series B preferred shares, respectively. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VIMSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03237P-Y04/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008